Organization and Description of the Business - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Mar. 17, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Cash, cash equivalents and short term investments	$ 21,600		$ 36,400
Accumulated deficit	(161,870)		$ (144,724)	$ (115,808)
PIPE Investment [Member]
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Business acquisition, transaction costs	8,900
Sale of stock consideration received on transaction	19,000
Proceeds from sale maturity and collections of investments	$ 14,500
Number of shares issued in transaction	1,452,000
Sale of stock, price per share	$ 10
Number of securities called by each warrant or right	1
Exercise price of warrants or rights	$ 11.5
Number of days commences for share purchase after the closing and terminating on the five-year anniversary	30 days
Business combination, consideration transferred	$ 50,000
PIPE Investment [Member] | Cash [Member]
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Assets held in trust	$ 4,500
Business Combination Agreement [Member] | Combined Company [Member]
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Transaction value		$ 205,000